                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                         Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Diversified

 High Income Trust

 NQ | July 31, 2017

 Ticker Symbol: HNW

Schedule of Investments  |  7/31/17 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES - 1.0% of Net Assets

 250,000

 American Credit Acceptance Receivables Trust, Series 2014-2, Class D, 4.96%, 5/10/21 (144A)

 $250,147

 299,996

 Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)

 290,966

 400,000(a)

 NCF Dealer Floorplan Master Trust, Series 2016-1A, Class C, 9.712%, 3/21/22 (144A)

 401,619

 500,000

 VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)

 517,659

 TOTAL ASSET BACKED SECURITIES

 (Cost  $1,440,213)

 $1,460,391

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4% of Net Assets

 44,086

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

 $     29,142

 88,412

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)

 47,260

 290,000(b)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 256,250

 218,500(c)

 GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)

 218,404

 66,094

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

 65,797

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $686,510)

 $616,853

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2% of Net Assets

 200,000(b)

 BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.394%, 2/27/48 (144A)

 $173,500

 500,000(b)

 Banc of America Commercial Mortgage Trust, Series 2007-4, Class D, 5.887%, 2/10/51 (144A)

 498,721

 122,117(b)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 121,914

 260,000(a)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.759%, 7/15/30 (144A)

 253,669

 500,000(b)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

 320,698

 500,000(b)

 COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.891%, 5/15/46

 354,100

 11,033(b)

 COMM Mortgage Trust, Series 2007-C9, Class H, 5.776%, 12/10/49 (144A)

 11,020

 250,000(a)

 COMM Mortgage Trust, Series 2014-FL5, Class D, 5.226%, 10/15/31 (144A)

 236,595

 212,193(b)

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

 212,236

 343,456(b)

 Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49

 347,648

 450,000(b)

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class B, 5.865%, 7/15/45

 445,509

 250,000

 Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)

 200,906

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $3,284,456)

 $3,176,516

 SENIOR SECURED FLOATING RATE LOAN INTERESTS – 41.0% of Net Assets*(a)

 AUTOMOBILES & COMPONENTS - 1.2%

 Auto Parts & Equipment - 0.9%

 232,650

 American Axle & Manufacturing, Inc.,Tranche B Term Loan, 3.49%, 4/6/24

 $232,626

 340,389

 Electrical Components International, Inc., Term Loan, 6.046%, 5/28/21

 343,155

 777,465

 Tower Automotive Holdings USA LLC, Initial Term Loan, 4.0%, 3/7/24

 780,542

 $1,356,323

 Automobile Manufacturers - 0.2%

 106,796

 Federal-Mogul Corp., Tranche C Term Loan, 4.983%, 4/15/21

 $107,474

 176,403

 TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%, 6/30/22

 177,175

 $284,649

 Tires & Rubber - 0.1%

 191,667

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%, 4/30/19

 $192,585

 Total Automobiles & Components

 $1,833,557

 CAPITAL GOODS - 5.8%

 Aerospace & Defense - 1.6%

 63,001

 Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.234%, 12/13/19

 $     62,912

 995,000(d)

 ADS Tactical, Inc., Term Loan, 8.796%, 12/31/22

 995,000

 296,977

 DAE Aviation Holdings, Inc., Initial Term Loan, 4.98%, 7/7/22

 299,576

 237,143

 DigitalGlobe, Inc., Term Loan, 3.984%, 1/15/24

 237,995

 461,428

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

 463,543

 226,021

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.046%, 11/23/19

 229,446

 Principal

 Amount

 USD ($)

 Value

 Aerospace & Defense - (continued)

 157,600

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 9.061%, 4/30/21

 $145,583

 $2,434,055

 Building Products - 1.1%

 874,619

 Builders FirstSource, Inc., Refinancing Term Loan, 4.296%, 2/29/24

 $878,081

 250,000

 NCI Building Systems, Inc., Tranche B Term Loan, 4.254%, 6/24/22

 251,953

 299,237

 Summit Materials LLC, Restatement Effective Date Term Loan, 3.984%, 7/18/22

 302,416

 250,000

 Unifrax I LLC, Initial Dollar Term Loan, 4.9%, 4/4/24

 252,969

 $1,685,419

 Construction Machinery & Heavy Trucks - 0.9%

 399,000

 Clark Equipment Co. (aka Doosan Bobcat Inc.), Tranche B Term Loan, 3.929%, 5/18/24

 $401,993

 500,000

 Commercial Vehicle Group, Inc., Term Loan B, 7.234%, 3/30/23

 503,750

 383,175

 Navistar, Inc., Tranche B Term Loan, 5.23%, 8/7/20

 387,725

 $1,293,468

 Electrical Components & Equipment - 0.5%

 249,356

 Pelican Products, Inc., First Lien Term Loan, 5.546%, 4/10/20

 $250,914

 415,445

 Wireco WorldGroup, Inc., First Lien Initial Term Loan, 6.702%, 9/29/23

 419,600

 $670,514

 Industrial Conglomerates - 0.8%

 87,455

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 3.952%, 8/30/20

 88,084

 287,399

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 3.952%, 8/30/20

 289,465

 34,581

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 3.952%, 8/30/20

 $     34,829

 595,749

 DTI Holdco, Inc., Initial Term Loan, 6.421%, 10/2/23

 $585,323

 249,353

 Filtration Group Corp., First Lien Term Loan, 4.257%, 11/23/20

 251,742

 $1,249,443

 Industrial Machinery - 0.5%

 188,100

 Blount International, Inc., Initial Term Loan, 6.227%, 4/12/23

 $190,099

 491,083

 NN, Inc., Tranche B Term Loan, 5.484%, 10/19/22

 491,697

 $681,796

 Trading Companies & Distributors - 0.4%

 498,731

 Beacon Roofing Supply, Inc., Initial Term Loan, 3.983%, 10/1/22

 $502,679

 162,450

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.778%, 12/12/19

 163,009

 $665,688

 Total Capital Goods

 $8,680,383

 COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

 Environmental & Facilities Services - 0.2%

 249,103

 Infiltrator Water Technologies LLC, Term B-1 Loan, 4.796%, 5/27/22

 $251,516

 Security & Alarm Services - 0.1%

 126,297

 Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 3.984%, 5/2/22

 $127,188

 Total Commercial & Professional Services

 $378,704

 CONSUMER DURABLES & APPAREL - 0.9%

 Home Furnishings - 0.4%

 550,000

 Serta Simmons Holdings LLC, Second Lien Term Loan, 9.179%, 11/8/24

 $550,516

 Leisure Products - 0.5%

 350,000

 Bass Pro Group LLC, Initial Term Loan, 6.296%, 12/15/23

 $341,344

 361,864

 Bombardier Recreational Products, Inc., Term B Loan, 4.23%, 6/30/23

 364,836

 $706,180

 Total Consumer Durables & Apparel

 $1,256,696

 CONSUMER SERVICES - 3.3%

 Casinos & Gaming - 0.7%

 200,000

 CityCenter Holdings LLC, Term B Loan, 3.732%, 4/18/24

 $201,000

 249,375

 Eldorado Resorts, Inc., Term Loan, 3.563%, 4/17/24

 249,323

 557,792

 Scientific Games International, Inc., Initial Term B-3 Loan, 5.233%, 10/1/21

 560,880

 $1,011,203

 Education Services - 0.6%

 308,910

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.474%, 6/7/23

 $292,692

 601,617

 Laureate Education, Inc., Series 2024 Term Loan, 5.734%, 4/26/24

 606,317

 $899,009

 Leisure Facilities - 0.2%

 317,542

 Fitness International LLC, Term B Loan, 5.484%, 7/1/20

 $322,157

 Restaurants - 0.4%

 348,397

 1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.508%, 2/16/24

 $348,469

 Principal

 Amount

 USD ($)

 Value

 Restaurants - (continued)

 242,862

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 3.971%, 10/4/23

 $243,318

 $591,787

 Specialized Consumer Services - 1.4%

 750,000

 Constellis Group, Inc.,Term Loan B, 6.296%, 4/21/24

 $745,000

 532,537

 Creative Artists Agency LLC, Refinancing Term Loan, 4.726%, 2/15/24

 537,197

 736,931

 KinderCare Education LLC, Term Loan, 5.046%, 8/12/22

 741,997

 $2,024,194

 Total Consumer Services

 $4,848,350

 DIVERSIFIED FINANCIALS - 1.2%

 Consumer Finance - 0.1%

 211,350

 Trans Union LLC, Term B-2 Loan, 3.734%, 4/9/23

 $212,654

 Diversified Capital Markets - 0.2%

 248,438

 Freedom Mortgage Corp., Initial Term Loan, 6.862%, 2/23/22

 $250,922

 Investment Banking & Brokerage - 0.3%

 249,351

 Duff & Phelps Corp., Initial Term Loan, 5.046%, 4/23/20

 $251,626

 199,500

 LPL Holdings, Inc., Initial Term Loan, 3.825%, 3/11/24

 200,934

 $452,560

 Specialized Finance - 0.6%

 244,375

 DBRS, Ltd., Initial Term Loan, 6.452%, 3/4/22

 $242,542

 500,000

 MHVC Acquisition Corp., First Lien Initial Term Loan, 6,49%, 4/29/24

 503,750

 $746,292

 Total Diversified Financials

 $1,662,428

 ENERGY - 2.4%

 Oil & Gas Drilling - 0.7%

 250,000

 Gavilan Resources LLC, Second Lien Initial Term Loan, 7.224%, 3/1/24

 $241,875

 744,680

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.734%, 5/12/21

 737,233

 $979,108

 Oil & Gas Equipment & Services - 0.3%

 534,529

 FR Dixie Acquisition Corp., Term Loan, 5.952%, 12/18/20

 $366,153

 Oil & Gas Exploration & Production - 0.6%

 250,000

 California Resources Corp., Term Loan, 11.601%, 12/31/21

 $269,167

 550,000

 Chesapeake Energy Corp., Term Loan Class A, 8.686%, 8/23/21

 593,141

 $862,308

 Oil & Gas Storage & Transportation - 0.4%

 674,617

 Gulf Finance LLC, Tranche B Term Loan, 6.55%, 8/25/23

 $652,410

 Pipeline - 0.4%

 635,000

 Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.234%, 5/13/22

 $646,906

 Total Energy

 $3,506,885

 FOOD, BEVERAGE & TOBACCO - 1.2%

 Agricultural Products - 0.3%

 98,995

 NVA Holdings, Inc., First Lien Term B-2 Loan, 4.796%, 8/14/21

 $     99,985

 414,286

 NVA Holdings, Inc., Second Lien Term Loan, 8.296%, 8/14/22

 419,464

 $519,449

 Packaged Foods & Meats - 0.9%

 496,250

 Amplify Snack Brands, Inc., Term Loan, 6.73%, 9/2/23

 $499,352

 471,260

 Dole Food Co., Inc., Tranche B Term Loan, 4.251%, 4/6/24

 474,434

 348,246

 Give and Go Prepared Foods Corp., First Lien Term Loan, 6.734%, 7/29/23

 350,857

 $1,324,643

 Total Food, Beverage & Tobacco

 $1,844,092

 HEALTH CARE EQUIPMENT & SERVICES - 3.2%

 Health Care Facilities - 0.8%

 174,202

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

 $174,488

 517,321

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

 517,783

 191,599

 HCA Inc., Tranche B-9 Term Loan, 3.234%, 3/17/23

 192,836

 312,107

 Kindred Healthcare, Inc., Incremental Term Loan, 4.813%, 4/9/21

 312,757

 $1,197,864

 Health Care Services - 1.3%

 249,373

 ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.484%, 7/27/23

 $251,438

 200,000

 Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.234%, 10/28/24

 202,000

 343,875

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.234%, 4/7/22

 344,735

 248,750

 Inventiv Group Holdings, Inc., Initial Term Loan, 4.952%, 11/9/23

 249,594

 198,338

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.296%, 1/31/21

 200,104

 Principal

 Amount

 USD ($)

 Value

 Health Care Services - (continued)

 198,995

 nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 5.734%, 10/20/22

 $201,576

 495,000

 Prospect Medical Holdings, Inc., Term Loan, 7.25%, 6/30/22

 502,116

 $1,951,563

 Health Care Supplies - 0.6%

 228,322

 Alere, Inc., Term Loan B, 4.49%, 6/20/22

 $229,000

 185,000

 Kinetic Concepts, Inc., Dollar Term Loan, 4.546%, 2/2/24

 185,154

 498,750

 Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.234%, 5/15/22

 499,685

 $913,839

 Health Care Technology - 0.5%

 249,375

 Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 3.984%, 3/1/24

 $250,968

 375,258(d)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 243,918

 169,150

 Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.264%, 3/7/24

 170,683

 $665,569

 Total Health Care Equipment & Services

 $4,728,835

 HOUSEHOLD & PERSONAL PRODUCTS - 1.4%

 Cleaning Products - 0.1%

 150,000(e)

 Parfums Holding Co., Inc., First Lien Initial Term Loan, 6/30/24

 $150,813

 Household Products - 0.4%

 234,281

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.788%, 9/27/21

 $235,745

 400,000

 WKI Holding Co., Inc. (World Kitchen LLC), Term Loan B, 5.17%, 5/1/24

 406,000

 $641,745

 Personal Products - 0.9%

 248,727

 Atrium Innovations, Inc., First Lien Initial Tranche B-1 Term Loan, 4.796%, 2/15/21

 $249,764

 351,028

 Nature's Bounty Co. (aka NBTY), Dollar Term B-1 Loan, 4.796%, 5/5/23

 352,161

 772,057

 Revlon Consumer Products Corp., Initial Term B Loan, 4.734%, 9/7/23

 702,572

 $1,304,497

 Total Household & Personal Products

 $2,097,055

 INSURANCE - 1.9%

 Life & Health Insurance - 0.4%

 492,642

 Integro, Ltd., Initial Term Loan, 6.75%, 10/31/22

 $492,642

 Multi-Line Insurance - 0.1%

 164,808

 Alliant Holdings I LLC, Term Loan, 4.564%, 8/12/22

 $165,695

 Property & Casualty Insurance - 1.4%

 498,750

 Acrisure LLC, First Lien Term B Loan, 6.296%, 11/22/23

 $506,855

 593,765

 Confie Seguros Holding II Co., Second Lien Term Loan, 11.046%, 5/8/19

 585,601

 509,611

 Confie Seguros Holding II Co., Term B Loan, 6.734%, 4/19/22

 505,534

 500,000

 USI, Inc. (fka Compass Investors, Inc.), Initial Term Loan, 4.18%, 5/16/24

 499,323

 $2,097,313

 Total Insurance

 $2,755,650

 MATERIALS - 5.2%

 Construction Materials - 0.4%

 118,500

 84 Lumber Co., Initial Term Loan, 6.982%, 10/25/23

 $120,241

 497,494

 American Bath Group LLC, First Lien Replacement Term Loan, 6.546%, 9/30/23

 503,790

 $624,031

 Diversified Chemicals - 1.0%

 312,462

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 4.482%, 9/13/23

 $313,634

 235,406

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 4.482%, 9/13/23

 236,289

 292,954

 Chemours Co., Tranche B-1 USD Term Loan, 3.73%, 5/12/22

 295,746

 366,686

 Tata Chemicals North America, Term Loan, 4.063%, 8/7/20

 366,906

 270,205

 Univar USA, Inc., Term B-2 Loan, 3.984%, 7/1/22

 272,062

 $1,484,637

 Diversified Metals & Mining - 0.3%

 496,250

 Global Brass and Copper, Inc., Initial Term Loan, 4.5%, 7/18/23

 $498,099

 72,335(f)(g)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.152%, 9/28/17

 7,595

 $505,694

 Metal & Glass Containers - 1.4%

 226,387

 Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.546%, 6/29/22

 $226,670

 481,876

 Tank Holding Corp., Initial Term Loan, 5.25%, 3/16/22

 485,589

 735,000

 Tekni-Plex, Inc., USD Term Loan, 4.545%, 6/1/22

 738,292

 600,000

 Twist Beauty International Holdings SA, Facility B, 5.163% 4/22/24

 599,250

 $2,049,801

 Principal

 Amount

 USD ($)

 Value

 Paper Packaging - 0.6%

 517,207

 Caraustar Industries, Inc., Refinancing Term Loan, 6.796%, 3/14/22

 $521,409

 248,125

 Expera Specialty Solutions LLC, Term Loan B, 5.984%, 11/3/23

 249,986

 $771,395

 Paper Products - 0.2%

 166,062

 Ranpak Corp., Second Lien Initial Term Loan, 8.476%, 10/3/22

 $165,647

 198,982

 Ranpak Corp., Tranche B-1 USD Term Loan, 4.484%, 10/1/21

 200,101

 $365,748

 Specialty Chemicals - 1.0%

 289,677

 Macdermid, Inc. (Platform Specialty Products Corp.), Tranche B-5 Term Loan, 4.734%, 6/7/20

 $292,470

 646,621

 Omnova Solutions, Inc., Term B-2 Loan, 5.484%, 8/25/23

 655,108

 448,831

 Tronox Pigments (Netherlands) BV, New Term Loan, 4.796%, 3/19/20

 452,587

 $1,400,165

 Steel - 0.3%

 495,013

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.789%, 6/14/21

 $499,653

 Total Materials

 $7,701,124

 MEDIA - 2.2%

 Advertising - 0.2%

 248,125

 CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.484%, 8/16/23

 $250,606

 Broadcasting - 0.9%

 163,776

 A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.49%, 12/1/23

 $165,823

 199,500

 CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.476%, 7/17/25

 199,500

 230,000

 Hubbard Radio LLC, Term Loan, 4.49%, 5/27/22

 231,150

 291,750

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.049%, 8/13/21

 273,029

 451,306

 Univision Communications Inc., First Lien 2017 Replacement Repriced Term Loan, 3.984%, 3/15/24

 449,990

 $1,319,492

 Publishing - 1.1%

 491,272

 DH Publishing LP, Term B-5 Loan, 3.724%, 8/21/23

 $493,515

 318,500

 Houghton Mifflin Holdings, Inc., Term Loan, 4.234%, 5/28/21

 309,210

 37,968

 Lee Enterprises, Inc., First Lien Term Loan, 7.484%, 3/31/19

 38,158

 915,750

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.234%, 5/4/22

 905,258

 $1,746,141

 Total Media

 $3,316,239

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%

 Life Sciences Tools & Services - 0.9%

 982,500

 Albany Molecular Research, Inc., Term Loan B, 5.979%, 7/16/21

 $989,664

 365,856

 Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.984%, 5/20/21

 369,417

 $1,359,081

 Pharmaceuticals - 0.7%

 69,168

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.501%, 10/21/21

 $     52,006

 498,750

 Horizon Pharma, Inc., Second Amendment Refinancing Term Loan, 5.0%, 3/29/24

 502,023

 438,692(e)

 VRX Escrow Corp., Series F Tranche B Term Loan, 4/1/22

 447,224

 $1,001,253

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $2,360,334

 REAL ESTATE - 0.5%

 Retail REITs - 0.2%

 271,829

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $273,222

 42,553

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.561%, 11/4/22

 42,753

 $315,975

 Specialized REIT - 0.3%

 492,516

 Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.234%, 10/24/22

 $493,283

 Total Real Estate

 $809,258

 RETAILING - 0.7%

 Automotive Retail - 0.6%

 262,456

 AWAS Finance Luxembourg 2012 SA, Term Loan, 4.06%, 7/16/18

 $262,867

 635,417

 CWGS Group LLC, Term Loan, 4.973%, 11/8/23

 641,374

 $904,241

 Specialty Stores - 0.1%

 154,918

 PetSmart, Inc., Tranche B-2 Loan, 4.23%, 3/11/22

 $147,278

 Total Retailing

 $1,051,519

 Principal

 Amount

 USD ($)

 Value

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%

 Semiconductor Equipment - 0.6%

 193,504

 Entegris, Inc., New Tranche B Term Loan, 3.484%, 4/30/21

 $195,076

 496,173

 MACOM Technology Solutions Holdings, Inc.

 (fka M/A-COM Technology Solutions Holdings, Inc.), Initial

 Term Loan, 3.478%, 5/17/24

  $             496,174

 249,370

 Micron Technology, Inc., Term Loan, 3.8%, 4/26/22

 251,845

 $943,095

 Semiconductors - 0.4%

 549,395

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.046%, 3/31/22

 $551,112

 Total Semiconductor & Semiconductor Equipment

 $1,494,207

 SOFTWARE & SERVICES - 2.7%

 Application Software - 0.5%

 248,750

 Greeneden US Holdings I LLC, Tranche B-2 Dollar Term Loan, 5.007%, 12/1/23

 $250,732

 500,000

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.546%, 6/30/22

 482,500

 $733,232

 Data Processing & Outsourced Services - 0.2%

 250,000

 First Data Corp., 2024 New Dollar Term Loan, 3.727%, 4/26/24

 $251,422

 Home Entertainment Software - 0.0%†

 52,000

 MA FinanceCo., LLC (aka Micro Focus International Plc), Term Loan B3, 3.979%, 6/21/24

 $     52,060

 Internet Software & Services - 0.5%

 243,789

 Avast Holding BV, Initial Refinancing Dollar Term Loan, 4.546%, 9/30/23

 $246,423

 158,400

 Blucora, Inc., Term Loan B, 5.037%, 5/22/24

 159,324

 250,000(e)

 Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 1/19/24

 251,157

 $656,904

 IT Consulting & Other Services - 1.3%

 137,558

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.984%, 4/28/21

 $129,691

 349,624

 Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Initial Term Loan, 3.734%, 2/15/24

 351,394

 249,375

 Rackspace Hosting, Inc., First Lien 2017 Refinancing Term Loan B, 4.172%, 11/3/23

 250,809

 300,000

 Rocket Software, Inc., Second Lien Term Loan, 10.796%, 10/14/24

 302,438

 614,063

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.813%, 9/18/21

 614,446

 250,000

 Tempo Acquisition LLC, Term Loan, 4.227%, 5/1/24

 252,136

 $1,900,914

 Systems Software - 0.2%

 348,000

 Seattle Spinco, Inc. (aka Micro Focus International Plc), Term Loan B, 4.03%, 6/21/24

 $348,399

 Total Software & Services

 $3,942,931

 TELECOMMUNICATION SERVICES - 1.5%

 Integrated Telecommunication Services - 1.1%

 750,000

 CenturyLink, Inc., Initial Term B Loan, 2.75%, 1/31/25

 $740,918

 488,369

 GCI Holdings, Inc., New Term B Loan, 4.234%, 2/2/22

 491,269

 486,811

 Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.479%, 2/22/24

 489,397

 $1,721,584

 Wireless Telecommunication Services - 0.4%

 200,000

 Digicel International Finance Ltd., First Lien Initial Term B Loan, 4.94%, 5/27/24

 $202,188

 349,125

 Sprint Communications, Inc., Initial Term Loan, 3.75%, 2/2/24

 350,616

 $552,804

 Total Telecommunication Services

 $2,274,388

 TRANSPORTATION - 1.1%

 Marine - 0.7%

 583,246

 Commercial Barge Line Co., Initial Term Loan, 9.984%, 11/12/20

 $508,882

 493,750

 Navios Maritime Partners LP (Navios Partners Finance (US) Inc.), Initial Term Loan, 6.25%, 9/14/20

 494,985

 $1,003,867

 Trucking - 0.4%

 694,777

 YRC Worldwide Inc., Tranche B-1 Term Loan, 9.76%, 7/26/22

 $692,750

 Total Transportation

 $1,696,617

 UTILITIES - 1.7%

 Electric Utilities - 0.9%

 586,174

 APLH Holdings, Ltd., Partnership, Term Loan, 5.484%, 4/13/23

 $589,593

 323,377

 Talen Energy Supply LLC, Term B-1 Loan, 5.234%, 7/15/23

 313,979

 496,905

 TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.234%, 10/2/23

 500,709

 $1,404,281

 Principal

 Amount

 USD ($)

 Value

 Independent Power Producers & Energy Traders - 0.8%

 498,750

 Dynegy, Inc., Tranche C-1 Term Loan, 4.484%, 2/7/24

 $501,323

 599,094

 TerraForm AP Acquisition Holdings LLC, Term Loan, 5.796%, 6/27/22

 $612,573

 $1,113,896

 Total Utilities

 $2,518,177

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $60,597,620)

 $60,757,429

 CORPORATE BONDS & NOTES - 92.2% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.8%

 Auto Parts & Equipment - 0.8%

 EUR

 165,000(h)

 IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)

 $201,538

 EUR

 395,000(h)

 IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)

 488,329

 454,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 442,273

 Total Automobiles & Components

 $1,132,140

 BANKS - 4.8%

 Diversified Banks - 3.9%

 200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $214,868

 300,000(b)

 Banco de Galicia y Buenos Aires, 8.25%, 7/19/26 (144A)

 334,914

 200,000(b)(i)

 Banco Santander SA, 6.375%

 205,304

 950,000(b)(i)

 BNP Paribas SA, 7.625% (144A)

 1,052,125

 240,000(b)(i)

 Goldman Sachs Capital II, 4.0%

 214,800

 350,000(b)(i)

 ING Groep NV, 6.5%

 378,000

 225,000(b)(i)

 Intesa Sanpaolo S.p.A., 7.7% (144A)

 239,344

 250,000(b)(i)

 Royal Bank of Scotland Group Plc, 8.0%

 273,595

 400,000(b)(i)

 Royal Bank of Scotland Group Plc, 8.625%

 441,752

 200,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 205,770

 460,000(b)(i)

 Societe Generale SA, 7.375% (144A)

 502,550

 420,000

 Turkiye Vakiflar Bankasi TAO, 5.625%, 5/30/22 (144A)

 424,809

 344,000(b)

 Turkiye Vakiflar Bankasi TAO, 8.0%, 11/1/27 (144A)

 358,936

 750,000

 UBS AG / Stamford CT, 7.625%, 8/17/22

 892,500

 $5,739,267

 Thrifts & Mortgage Finance - 0.9%

 880,000

 Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)

 $882,200

 450,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 487,575

 $1,369,775

 Total Banks

 $7,109,042

 CAPITAL GOODS - 2.6%

 Aerospace & Defense - 0.2%

 250,000

 Triumph Group, Inc., 4.875%, 4/1/21

 $236,563

 Agricultural & Farm Machinery - 0.3%

 475,000

 Titan International, Inc., 6.875%, 10/1/20

 $492,219

 Construction & Engineering - 0.3%

 455,000

 Tutor Perini Corp., 6.875%, 5/1/25 (144A)

 $489,125

 Construction Machinery & Heavy Trucks - 0.2%

 360,000

 Meritor, Inc., 6.75%, 6/15/21

 $371,988

 Industrial Conglomerates - 0.9%

 490,000

 CSVC Acquisition Corp., 7.75%, 6/15/25 (144A)

 506,844

 455,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 477,181

 155,000

 Park-Ohio Industries, Inc., 6.625%, 4/15/27 (144A)

 164,009

 $1,148,034

 Industrial Machinery - 0.6%

 435,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $407,812

 450,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 463,500

 $871,312

 Trading Companies & Distributors - 0.1%

 150,000

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $155,250

 Total Capital Goods

 $3,764,491

 COMMERCIAL & PROFESSIONAL SERVICES - 1.0%

 Commercial Printing - 0.2%

 340,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $291,550

 Diversified Support Services - 0.6%

 EUR

 475,000

 International Car Wash Group Financing PLC, 6.625%, 7/15/19 (144A)

 $564,759

 260,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 272,350

 $837,109

 Security & Alarm Services - 0.2%

 290,000

 Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)

 $323,350

 Total Commercial & Professional Services

 $1,452,009

 Principal

 Amount

 USD ($)

 Value

 CONSUMER DURABLES & APPAREL - 1.1%

 Homebuilding - 0.8%

 135,000

 Beazer Homes USA, Inc., 8.75%, 3/15/22

 $150,669

 350,000

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 369,250

 250,000

 KB Home, 7.0%, 12/15/21

 279,688

 340,000

 KB Home, 7.625%, 5/15/23

 382,500

 $1,182,107

 Textiles - 0.3%

 460,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $472,650

 Total Consumer Durables & Apparel

 $1,654,757

 CONSUMER SERVICES - 3.5%

 Casinos & Gaming - 1.8%

 EUR

 750,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 $942,282

 882,412(f)(h)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 8,824

 365,000

 MGM Resorts International, 6.0%, 3/15/23

 404,237

 100,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 101,500

 1,050,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 1,170,750

 $2,627,593

 Hotels, Resorts & Cruise Lines - 1.0%

 320,000

 Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)

 $350,000

 250,000

 Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)

 269,062

 245,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 249,900

 525,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 551,250

 $1,420,212

 Restaurants - 0.3%

 495,000

 Landry's, Inc., 6.75%, 10/15/24 (144A)

 $507,524

 Specialized Consumer Services - 0.4%

 160,000

 Monitronics International, Inc., 9.125%, 4/1/20

 $150,000

 540,000

 StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21

 526,500

 $676,500

 Total Consumer Services

 $5,231,829

 DIVERSIFIED FINANCIALS - 7.6%

 Consumer Finance - 1.0%

 600,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 $631,500

 445,000

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 457,238

 440,000

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

 414,700

 $1,503,438

 Other Diversified Financial Services - 4.3%

 6,000,000(c)(d)

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $6,411,749

 Specialized Finance - 0.5%

 175,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $179,375

 580,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

 593,050

 $772,425

 Supranational - 1.8%

 200,000

 Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)

 $200,100

 680,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 718,855

 IDR

 2,730,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 207,203

 375,000

 International Bank for Reconstruction & Development, 5.572%, 8/11/20 (144A)

 375,000

 250,000

 International Bank for Reconstruction & Development, 6.972%, 12/20/19 (144A)

 250,000

 300,000

 International Bank for Reconstruction & Development, 7.956%, 7/15/20

 300,018

 250,000

 International Bank for Reconstruction & Development, 10.546%, 12/20/19 (144A)

 250,000

 300,000

 International Bank for Reconstruction & Development, 12.733%, 7/15/20

 300,600

 $2,601,776

 Total Diversified Financials

 $11,289,388

 ENERGY - 14.0%

 Integrated Oil & Gas - 1.8%

 145,000

 Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)

 $148,625

 410,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 427,425

 650,000

 Petrobras Global Finance BV, 7.375%, 1/17/27

 703,625

 MXN

 540,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 27,249

 995,000

 YPF SA, 6.95%, 7/21/27 (144A)

 1,005,945

 325,000

 YPF SA, 8.875%, 12/19/18 (144A)

 348,303

 $2,661,172

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Drilling - 0.5%

 442,000

 Rowan Cos., Inc., 5.4%, 12/1/42

 $320,450

 62,000

 Rowan Cos., Inc., 5.85%, 1/15/44

 47,268

 289,904

 Shelf Drilling Holdings, Ltd., 9.5%, 11/2/20 (144A)

 285,555

 160,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 150,800

 $804,073

 Oil & Gas Equipment & Services - 0.7%

 540,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22

 $526,500

 425,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 432,969

 $959,469

 Oil & Gas Exploration & Production - 6.1%

 300,000

 Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24 (144A)

 $315,000

 200,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 127,500

 200,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 200,500

 250,000

 Extraction Oil & Gas, Inc. / Extraction Finance Corp., 7.875%, 7/15/21 (144A)

 260,937

 360,000

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

 369,900

 410,000

 Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)

 411,025

 740,000

 Gulfport Energy Corp., 6.0%, 10/15/24 (144A)

 730,750

 450,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 449,437

 275,000

 Halcon Resources Corp., 6.75%, 2/15/25 (144A)

 280,415

 402,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 482,400

 420,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 406,350

 1,045,000

 Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)

 1,050,225

 450,000

 Novatek OAO via Novatek Finance DAC, 4.422%, 12/13/22 (144A)

 459,040

 390,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 386,100

 470,000

 PDC Energy, Inc., 7.75%, 10/15/22

 491,150

 523,457(h)

 PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21

 392,593

 375,000

 Rice Energy, Inc., 6.25%, 5/1/22

 391,875

 870,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 787,350

 150,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

 147,563

 480,000

 Whiting Petroleum Corp., 5.75%, 3/15/21

 455,400

 300,000

 WPX Energy, Inc., 7.5%, 8/1/20

 321,000

 150,000

 WPX Energy, Inc., 8.25%, 8/1/23

 165,000

 $9,081,510

 Oil & Gas Refining & Marketing - 0.5%

 669,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $610,462

 200,000

 PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23

 201,000

 $811,462

 Oil & Gas Storage & Transportation - 4.4%

 220,000

 Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)

 $224,950

 200,000

 Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24

 229,000

 230,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 218,500

 555,000

 Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)

 561,938

 450,000(a)

 Energy Transfer LP, 4.328%, 11/1/66

 393,750

 118,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 112,540

 344,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 350,028

 950,000

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

 964,250

 480,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

 484,800

 170,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

 175,100

 925,000

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23

 973,563

 520,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

 560,300

 1,175,000

 Williams Cos., Inc., 5.75%, 6/24/44

 1,222,000

 $6,470,719

 Total Energy

 $20,788,405

 FOOD & STAPLES RETAILING - 0.3%

 Food Retail - 0.3%

 200,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $196,500

 260,000

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 210,600

 225,000(f)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 91,969

 Total Food & Staples Retailing

 $499,069

 FOOD, BEVERAGE & TOBACCO - 6.3%

 Agricultural Products - 0.3%

 444,769

 Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)

 $422,530

 Packaged Foods & Meats - 5.1%

 300,000(f)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 $285,180

 655,000

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

 636,988

 515,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 530,450

 Principal

 Amount

 USD ($)

 Value

 Packaged Foods & Meats - (continued)

 975,000

 Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)

 $                      1,012,781

 800,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 824,000

 700,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 700,875

 700,000

 MHP SA, 8.25%, 4/2/20 (144A)

 745,500

 580,000

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 580,000

 1,600,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 1,680,000

 600,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 544,500

 $7,540,274

 Soft Drinks - 0.2%

 355,000

 Cott Beverages, Inc., 5.375%, 7/1/22

 $368,313

 Tobacco - 0.7%

 160,000

 Alliance One International, Inc., 8.5%, 4/15/21 (144A)

 $167,600

 960,000

 Alliance One International, Inc., 9.875%, 7/15/21

 861,600

 $1,029,200

 Total Food, Beverage & Tobacco

 $9,360,317

 HEALTH CARE EQUIPMENT & SERVICES - 1.8%

 Health Care Facilities - 1.5%

 700,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 $649,250

 445,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 478,375

 455,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 445,900

 630,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 641,025

 $2,214,550

 Health Care Services - 0.3%

 425,000

 BioScrip, Inc., 8.875%, 2/15/21

 $382,500

 Total Health Care Equipment & Services

 $2,597,050

 INSURANCE - 23.8%

 Property & Casualty Insurance - 0.4%

 80,000(b)(i)

 Sirius International Group, Ltd., 7.506% (144A)

 $     79,800

 500,000(a)

 Spectrum Capital Ltd., 6.974%, 6/8/21 (144A)

 503,000

 $582,800

 Reinsurance - 23.4%

 500,000(j)(k)

 Ailsa 2017, Variable Rate Notes, 6/15/18

 $477,600

 500,000(a)

 Alamo Re, Ltd., 4.822%, 6/8/20 (144A) (Cat Bond)

 506,300

 300,000(a)

 Aozora Re, Ltd., 3.157%, 4/7/21 (144A) (Cat Bond)

 303,570

 500,000(a)

 Aozora Re, Ltd., 3.488%, 4/7/20 (144A) (Cat Bond)

 507,600

 750,000(a)

 Bosphorus Re, Ltd., 4.468%, 8/17/18 (144A) (Cat Bond)

 762,000

 400,000(a)

 Caelus Re V, Ltd, Series C, 7.572%, 6/5/20 (144A) (Cat Bond)

 401,320

 375,000(a)

 Caelus Re V, Ltd., Series D, 10.322%, 6/5/20 (144A) (Cat Bond)

 375,150

 800,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/17

 16,320

 1,000,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 108,200

 1,000,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,038,600

 750,000(a)

 Citrus Re, Ltd., 8.572%, 2/25/19 (144A) (Cat Bond)

 759,300

 750,000(a)

 Cranberry Re, Ltd., 3.048%, 7/13/20 (144A) (Cat Bond)

 750,750

 650,000(j)(k)

 Cyprus Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/10/18

 614,055

 1,750,000(a)

 East Lane Re VI, Ltd., 3.722%, 3/14/18 (144A) (Cat Bond)

 1,751,750

 1,000,000(j)(k)

 Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)

 1,043,300

 250,000(a)

 Galilei Re, Ltd., 9.145%, 1/8/21 (144A) (Cat Bond)

 249,850

 250,000(a)

 Galilei Re, Ltd., 14.375%, 1/8/20 (144A) (Cat Bond)

 248,375

 250,000(a)

 Galilei Re, Ltd., 14.395%, 1/8/21 (144A) (Cat Bond)

 250,325

 250,000(a)

 Galileo Re, Ltd., 9.792%, 1/8/19 (144A) (Cat Bond)

 249,400

 250,000(a)

 Galileo Re, Ltd., 14.312%, 1/8/19 (144A) (Cat Bond)

 247,250

 157,500(a)

 Gator Re, Ltd., 0.5%, 8/9/17 (144A) (Cat Bond)

 2

 2,400,000(j)(k)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 281,280

 1,500,000(j)(k)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 1,535,400

 750,000(j)(k)

 Gulfstream, Variable Rate Notes, 6/12/18

 710,925

 2,500,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 54,500

 2,500,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 2,663,250

 750,000(a)

 Integrity Re, Ltd, Series A, 4.315%, 6/10/20 (144A) (Cat Bond)

 752,400

 500,000(a)

 Integrity Re, Ltd., Series C, 5.065%, 6/10/20 (144A) (Cat Bond)

 503,650

 500,000(a)

 Kilimanjaro II Re, Ltd., 8.648%, 4/20/21 (144A) (Cat Bond)

 508,550

 500,000(a)

 Kilimanjaro II Re, Ltd., 11.148%, 4/20/21 (144A) (Cat Bond)

 509,200

 1,000,000(j)(k)

 Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/21

 2,400

 750,000(j)(k)

 Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/22

 738,600

 EUR

 500,000(a)

 Lion II Re, DAC, 2.681%, 7/15/21 (144A) (Cat Bond)

 591,466

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

 1,450,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

 $                      24,940

 1,000,000(j)(k)

 Lorenz Re 2017, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20

 1,035,500

 500,000(a)

 Merna Re, Ltd., 3.072%, 4/8/20 (144A) (Cat Bond)

 503,100

 500,000(a)

 Nakama Re, Ltd., 3.246%, 10/13/21 (144A) (Cat Bond)

 508,600

 750,000(a)

 Northshore Re II, Ltd., 8.322%, 7/6/20 (144A) (Cat Bond)

 751,050

 3,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

 13,500

 2,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 183,800

 2,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21

 2,094,000

 750,000(j)(k)

 Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18

 701,250

 2,000,000(a)

 Queen Street X Re, Ltd., 6.822%, 6/8/18 (144A) (Cat Bond)

 1,990,600

 500,000(l)

 Residential Reinsurance 2016 Ltd., 12/6/17 (144A) (Cat Bond)

 481,100

 700,000(j)(k)

 Resilience Re, Ltd., Variable Rate Notes, 1/8/18

 674,590

 AUD

 300,000(j)(k)

 Rewire Securities LLC, Variable Rate Notes, 1/10/18

 22,757

 500,000(a)

 Sanders Re Ltd., 4.523%, 6/5/20 (144A) (Cat Bond)

 498,550

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

 2,000

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)

 48,800

 1,000,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/19 (144A)

 1,071,200

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/17

 19,700

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 140,600

 1,000,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19

 1,054,100

 JPY

 150,799,195(j)(k)

 Tralee Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/20/17

 1,360,605

 500,000(a)

 Vitality Re VI, Ltd., 3.172%, 1/8/18 (144A) (Cat Bond)

 500,800

 1,000,000(a)

 Vitality Re VII, Ltd., 3.722%, 1/7/20 (144A) (Cat Bond)

 1,017,300

 500,000(j)(k)

 Wentworth 2017, Variable Rate Notes, 7/13/18

 445,250

 $34,656,330

 Total Insurance

 $35,239,130

 MATERIALS - 6.4%

 Commodity Chemicals - 0.6%

 300,000

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $400,861

 175,000

 Hexion US Finance Corp., 6.625%, 4/15/20

 164,281

 336,000

 Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)

 349,440

 $914,582

 Construction Materials - 0.2%

 215,000

 Cemex SAB de CV, 7.75%, 4/16/26 (144A)

 $246,712

 Copper - 0.6%

 425,000

 First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)

 $437,750

 465,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 451,050

 $888,800

 Diversified Chemicals - 1.2%

 55,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 $     67,100

 55,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25

 68,200

 500,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 523,750

 1,025,000

 Koks OAO Via Koks Finance DAC, 7.5%, 5/4/22 (144A)

 1,056,217

 $1,715,267

 Diversified Metals & Mining - 1.0%

 109,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $     85,020

 300,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 340,860

 200,000

 Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)

 216,750

 180,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 186,048

 70,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 81,200

 160,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 177,840

 375,000

 Vedanta Resources Plc, 6.375%, 7/30/22 (144A)

 389,062

 $1,476,780

 Fertilizers & Agricultural Chemicals - 0.1%

 200,000

 CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)

 $203,750

 Metal & Glass Containers - 0.4%

 100,000(h)

 ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23

 $107,416

 320,000

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)

 353,200

 EUR

 150,000

 Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)

 189,436

 $650,052

 Paper Packaging - 1.5%

 390,000

 Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)

 $406,088

 Principal

 Amount

 USD ($)

 Value

 Paper Packaging - (continued)

 EUR

 1,365,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 $1,713,774

 $2,119,862

 Specialty Chemicals - 0.5%

 410,000

 A Schulman, Inc., 6.875%, 6/1/23

 $428,450

 150,000

 Koppers, Inc., 6.0%, 2/15/25 (144A)

 159,750

 160,000

 Tronox Finance LLC, 6.375%, 8/15/20

 160,800

 $749,000

 Steel - 0.3%

 250,000

 Evraz Group SA, 9.5%, 4/24/18 (144A)

 $262,188

 215,000

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)

 221,450

 $483,638

 Total Materials

 $9,448,443

 MEDIA - 1.8%

 Advertising - 0.2%

 270,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $271,350

 Broadcasting - 0.2%

 315,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 $335,475

 Cable & Satellite - 0.3%

 220,000

 DISH DBS Corp., 7.75%, 7/1/26

 $263,450

 78,000

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 74,783

 $338,233

 Movies & Entertainment - 0.5%

 600,000

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $513,000

 225,000

 Regal Entertainment Group, 5.75%, 2/1/25

 232,031

 $745,031

 Publishing - 0.6%

 855,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $905,231

 Total Media

 $2,595,320

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%

 Pharmaceuticals - 2.0%

 650,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

 $563,469

 240,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)

 203,100

 225,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 213,187

 70,000

 Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)

 71,487

 208,000

 Patheon Holdings I BV, 7.5%, 2/1/22 (144A)

 220,480

 EUR

 450,000

 VRX Escrow Corp., 4.5%, 5/15/23

 438,489

 EUR

 345,000

 VRX Escrow Corp., 4.5%, 5/15/23 (144A)

 336,175

 494,000

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

 424,840

 430,000

 VRX Escrow Corp., 7.0%, 3/15/24 (144A)

 457,950

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $2,929,177

 REAL ESTATE - 1.4%

 Specialized REIT - 1.4%

 428,536(h)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% Cash), 7/1/19 (144A)

 $445,677

 1,520,000

 Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23

 1,565,600

 Total Real Estate

 $2,011,277

 RETAILING - 1.1%

 Department Stores - 1.1%

 655,000

 Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)

 $582,950

 350,000

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

 193,375

 300,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 271,500

 660,000

 PetSmart, Inc., 8.875%, 6/1/25 (144A)

 625,350

 Total Retailing

 $1,673,175

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

 200,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $212,188

 150,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 157,125

 Total Semiconductors & Semiconductor Equipment

 $369,313

 SOFTWARE & SERVICES - 0.6%

 IT Consulting & Other Services - 0.6%

 130,000

 Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)

 $144,664

 635,000

 Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)

 685,800

 Total Software & Services

 $830,464

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%

 Communications Equipment - 0.2%

 280,000

 CommScope Technologies LLC, 6.0%, 6/15/25 (144A)

 $301,000

 Electronic Equipment & Instruments - 0.1%

 89,000

 Zebra Technologies Corp., 7.25%, 10/15/22

 $     94,729

 Principal

 Amount

 USD ($)

 Value

 Technology Hardware, Storage & Peripherals - 0.4%

 560,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $611,100

 Total Technology Hardware & Equipment

 $1,006,829

 TELECOMMUNICATION SERVICES - 4.1%

 Integrated Telecommunication Services - 2.0%

 300,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 $303,750

 1,165,000

 Frontier Communications Corp., 8.75%, 4/15/22

 1,024,472

 290,000

 Frontier Communications Corp., 11.0%, 9/15/25

 265,712

 750,000

 GCI, Inc., 6.875%, 4/15/25

 815,625

 600,000

 Windstream Corp., 7.5%, 6/1/22

 513,000

 $2,922,559

 Wireless Telecommunication Services - 2.1%

 250,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $271,250

 300,000

 Altice SA, 7.75%, 5/15/22 (144A)

 318,750

 225,000

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 215,719

 750,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 729,000

 200,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

 204,000

 340,000

 Sprint Corp., 7.125%, 6/15/24

 372,725

 485,000

 Sprint Corp., 7.25%, 9/15/21

 538,350

 250,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 248,032

 RUB

 14,100,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 235,266

 $3,133,092

 Total Telecommunication Services

 $6,055,651

 TRANSPORTATION - 1.5%

 Airlines - 0.7%

 155,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 $153,063

 300,000

 Latam Finance Ltd., 6.875%, 4/11/24 (144A)

 307,650

 500,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 512,500

 $973,213

 Airport Services - 0.1%

 200,000

 Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)

 $215,220

 Highways & Railtracks - 0.3%

 MXN

 4,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $242,147

 260,000

 Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24 (144A)

 270,374

 $512,521

 Marine - 0.4%

 300,000(f)

 Far East Capital, Ltd., SA, 8.0%, 5/2/18

 $212,400

 375,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 365,156

 $577,556

 Total Transportation

 $2,278,510

 UTILITIES - 4.8%

 Electric Utilities - 1.1%

 575,000

 Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21

 $595,987

 460,000(b)

 Enel S.p.A, 8.75%, 9/24/73 (144A)

 554,300

 225,000

 Stoneway Capital Corp., 10.0%, 3/1/27 (144A)

 236,250

 438,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 316,455

 $1,702,992

 Gas Utilities - 1.0%

 665,000

 Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23

 $626,763

 400,000

 Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20 (144A)

 350,000

 492,450

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 530,664

 $1,507,427

 Independent Power Producers & Energy Traders - 2.7%

 224,000

 Calpine Corp., 5.75%, 1/15/25

 $209,160

 633,000

 Dynegy, Inc., 8.0%, 1/15/25 (144A)

 626,670

 570,000

 NRG Energy, Inc., 6.625%, 1/15/27

 585,675

 320,000

 NRG Energy, Inc., 7.25%, 5/15/26

 338,400

 232,009

 NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)

 249,989

 1,065,000

 TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)

 1,184,813

 125,000(c)

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (144A)

 130,000

 585,000(c)

 TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)

 623,025

 $3,947,732

 Total Utilities

 $7,158,151

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $128,202,979)

 $136,473,937

 Principal

 Amount

 USD ($)

 Value

 CONVERTIBLE BOND - 1.3% of Net Assets

 MATERIALS - 1.3%

 Specialty Chemicals - 1.3%

 1,900,000(m)

 Hercules LLC, 6.5%, 6/30/29

 $1,909,500

 Total Materials

 $1,909,500

 TOTAL CONVERTIBLE BOND

 (Cost  $1,239,869)

 $1,909,500

 SOVEREIGN DEBT OBLIGATIONS -  2.6% of Net Assets

 Argentina - 1.8%

 223,422

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $235,711

 360,000

 Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)

 400,320

 230,000

 Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)

 260,631

 670,000

 Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)

 677,089

 1,135,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 1,132,877

 $2,706,628

 Bahrain - 0.2%

 300,000

 Bahrain Government International Bond, 7.0%, 10/12/28 (144A)

 $308,324

 Ghana - 0.2%

 GHS

 888,000

 Ghana Government Bond, 24.75%, 7/19/21

 $236,756

 Kenya - 0.3%

 500,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 $510,160

 Mexico - 0.1%

 MXN

 970,000

 Mexican Bonos, 7.75%, 11/13/42

 $     58,008

 MXN

 345,907

 Mexican Udibonos, 3.5%, 12/14/17

 19,540

 $     77,548

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $3,658,030)

 $3,839,416

 Shares

 Value

 COMMON STOCKS -  0.2% of Net Assets

 CAPITAL GOODS - 0.0%†

 Industrial Machinery - 0.0%†

 10,289(d)(g)

 Liberty Tire Recycling LLC

 $            103

 Total Capital Goods

 $            103

 CONSUMER DURABLES & APPAREL - 0.0%†

 Homebuilding - 0.0%†

 89,094(g)

 Desarrolladora Homex SAB de CV

 $        5,303

 Total Consumer Durables & Apparel

 $        5,303

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

 273(g)

 Midstates Petroleum Co., Inc.

 $        3,871

 11,059(g)

 PetroQuest Energy, Inc.

 23,998

 Total Energy

 $     27,869

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Technology - 0.0%†

 69,875(d)(g)

 Medical Card System, Inc.

 $            699

 Total Health Care Equipment & Services

 $            699

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 42,088(d)(g)

 Targus Cayman SubCo., Ltd.

 $     40,825

 Total Retailing

 $     40,825

 TRANSPORTATION - 0.2%

 Air Freight & Logistics - 0.2%

 943(g)

 CEVA Holdings LLC

 $284,974

 Total Transportation

 $284,974

 TOTAL COMMON STOCKS

 (Cost  $1,137,301)

 $359,773

 CONVERTIBLE PREFERRED STOCK -  0.7% of Net Assets

 BANKS - 0.7%

 Diversified Banks - 0.7%

 770(i)

 Bank of America Corp., 7.25%

 $999,460

 –

 Total Banks

 $999,460

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $739,352)

 $999,460

 PREFERRED STOCKS -  1.3% of Net Assets

 BANKS - 1.1%

 Diversified Banks - 1.1%

 500(b)(i)

 AgStar Financial Services ACA, 6.75%

 $534,969

 40,675(b)

 GMAC Capital Trust I, 6.967%, 2/15/40

 1,079,921

 Total Banks

 $1,614,890

 Shares

 Value

 MATERIALS - 0.2%

 Diversified Chemicals - 0.2%

 455,230

 Pinnacle Agriculture

 $295,900

 –

 Total Materials

 $295,900

 TOTAL PREFERRED STOCKS

 (Cost  $1,810,581)

 $1,910,790

 WARRANT -  0.0%† of Net Assets

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

 1,934(g)(n)

 Midstates Petroleum Co., Inc., Expires 4/21/20

 $                  –

 –

 Total Energy

 $                  –

 TOTAL WARRANT

 (Cost  $–)

 $                  –

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 0.4% of Net Assets

 TREASURY BILL -  0.4%

 530,000(l)

 U.S. Treasury Bill, 8/10/17

 $529,875

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $529,877)

 $529,875

 Number of

 Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration Date

 CALL OPTIONS PURCHASED -  0.0%†

 MXN

 18,332(o)

 Desarrolladora Homex SAB de CV

 Bank of New York Mellon Corp.

 $–(q)

 10/23/22

 $                  –

 MXN

 18,332(p)

 Desarrolladora Homex SAB de CV

 Bank of New York Mellon Corp.

 –(q)

 10/23/22

 –

 $                  –

 TOTAL CALL OPTIONS PURCHASED

 (Premium paid  $0)

 $                  –

 TOTAL INVESTMENTS IN SECURITIES - 143.3%

 (Cost - $203,326,788) (r)(s)

 $212,033,940

 OTHER ASSETS AND LIABILITIES - (43.3)%

 $(64,050,310)

 NET ASSETS - 100.0%

 $147,983,630

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2017, the value of these securities amounted to $91,540,202, or 61.9% of net assets.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2017, the value of these securities amounted to $16,479,308, or 11.1% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2017.

 (a)

 Floating rate note. The rate shown is the coupon rate at July 31, 2017.

 (b)

 The interest rate is subject to change periodically. The interest rate shown is the rate at July 31, 2017.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at July 31, 2017.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 This term loan will settle after July 31, 2017, at which time the interest rate will be determined.

 (f)

 Security is in default.

 (g)

 Non-income producing.

 (h)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (i)

 Security is perpetual in nature and has no stated maturity date.

 (j)

 Structured reinsurance investment. At July 31, 2017, the value of these securities amounted to $18,177,022, or 12.3% of net assets.

 (k)

 Rate to be determined.

 (l)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (m)

 Security is priced as a unit.

 (n)

 Midstates Petroleum Co., Inc. warrants are exercisable into 1,934 shares.

 (o)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (p)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (q)

 Strike price is 1 Mexican Peso (MXN).

 (r)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $205,588,389 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      12,847,442

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (6,401,891)

 Net unrealized appreciation

 $                      6,445,551

 (s)

 Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 60.9%

 Bermuda

 13.1

 Luxembourg

 3.7

 Netherlands

 3.4

 Cayman Islands

 3.0

 Ireland

 2.8

 Argentina

 2.4

 Mexico

 1.3

 Canada

 1.2

 Other (individually less than 1%)

 8.2

 100.0%

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 GHS

 -

 Ghanaian Cedi

 IDR

 -

 Indonesian Rupiah

 JPY

 -

 Japanese Yen

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Ruble

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

     $–

  $1,460,391

     $–

  $1,460,391

 Collateralized Mortgage Obligations

      –

   616,853

      –

   616,853

 Commercial Mortgage-Backed Securities

 –

               3,176,516

      –

                3,176,516

 Senior Secured Floating Rate Loan Interests

 Capital Goods

 Aerospace & Defense

      –

   1,439,055

   995,000

   2,434,055

 Health Care Equipment & Services

 Health Care Technology

      –

   421,651

   243,918

   665,569

 All Other Senior Secured Floating Rate Loan Interests

 –

   57,657,805

 –

   57,657,805

 Corporate Bonds & Notes

 Diversified Financials

 Other Diversified Financial Services

      –

      –

   6,411,749

   6,411,749

 Insurance

 Reinsurance

      –

   15,887,842

   18,768,488

   34,656,330

 All Other Corporate Bonds & Notes

 –

   95,405,858

 –

   95,405,858

 Convertible Bond

      –

   1,909,500

      –

   1,909,500

 Sovereign Debt Obligations

      –

   3,839,416

      –

   3,839,416

 Common Stocks

 Capital Goods

 Industrial Machinery

 –

 –

      103

      103

 Health Care Equipment & Services

 Health Care Technology

 –

 –

      699

      699

 Retailing

 Computer & Electronics Retail

 –

 –

 40,825

 40,825

 Transportation

 Air Freight & Logistics

 –

 284,974

      –

   284,974

 All Other Common Stocks

   33,172

 –

 –

   33,172

 Convertible Preferred Stock

   999,460

 –

 –

   999,460

Schedule of Investments  |  7/31/17 (unaudited) (continued)

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

 Materials

 Diversified Chemicals

     $–

  $295,900

     $–

  $295,900

 All Other Preferred Stocks

   1,614,890

 –

 –

   1,614,890

 Warrant

      –

      –*

      –

      –*

 Treasury Bill

      –

   529,875

      –

   529,875

 Call Options Purchased

      –

      –*

      –

      –*

 Total Investments in Securities

  $2,647,522

  $182,925,636

  $26,460,782

  $212,033,940

 *Includes securities that are valued $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Transfers

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 in and out

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 of Level 3

 as of

 4/30/17

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 categories

 7/31/17

 Senior Secured

 Floating Rate

 Loan Interests

 Capital Goods

 Aerospace & Defense

  $997,500

  $ 23

  $ (528)

  $ –

  $(2,500)

  $ 505

  $–

  $ –

  $ –

  $995,000

 Health Care

 Equipment &

 Services

 Health Care

 Technology

  243,918

   –

  (3,670)

   –

   –

  3,670

  $–

   –

   –

  243,918

 Corporate Bonds

 & Notes

 Diversified Financials

 Other Diversified Financial Services

 –

 –

 540,064

 –

 –

 6,127

 –

 –

 5,865,558

 6,411,749

 Insurance

 Property

 & Casualty

 Insurance

 5,865,558

 –

 –

 –

 –

 –

 –

 –

 (5,865,558)

 –

 Reinsurance

 17,775,556

 –

 (52,050)

 3,606,349

 (2,585,287)

 23,920

 –

 –

 –

 18,768,488

 Common Stocks

 Capital Goods

 Industrial

 Machinery

 103

 –

 –

 –

 –

 –

 –

 –

 –

 103

 Health Care Equipment

 & Services

 Health Care Technology

 699

 –

 –

 –

 –

 –

 –

 –

 –

 699

 Retailing

 Computer & Electronics Retail

 40,825

 –

 –

 –

 –

 –

 –

 –

 –

 40,825

 Total

  $24,924,159

  $ 23

  $483,816

  $3,606,349

  $  (2,587,787)

  $34,222

  $–

  $ –

  $ –

  $26,460,782

*Transfers are calculated on the beginning of period value. For the three months ended July 31, 2017, there were no transfers between Levels 2 and 3. For the three months ended July 31, 2017, securities with aggregate market value of $535,437 transferred from Level 2 to Level 1 as there were observable inputs available to determine their value.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at July 31, 2017: $679,183.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at July 31, 2017. These amounts exclude valuations provided by a broker.

 Asset Type

 Fair Value

 7/31/17

 Valuation

 Technique (s)

 Unobservable

 Input

 Value/

 Range

 Senior Secured

 Floating Rate

 Loan Interests

 $995,000

 Market Comparables

 EBITDA Multiples(1)

 Yield Comparables

 4x-7x

 6.54%-9.03%

 Corporate Bonds

 & Notes

 $6,655,667

 Market Comparables

 Yield Premium(2)

 1.05%

 Common Stocks

 $41,627

 Market Comparables

 EBITDA Multiples(1)

 4x-6x

 (1)

 An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

 (2)

 An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 27, 2017 * Print the name and title of each signing officer under his or her signature.